UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interests [Member]	Total
Beginning balance, value at Dec. 31, 2024	$ 55	$ 91,539,240	$ (26,703,478)	$ (63,634)	$ 2,029,534	$ 66,801,717
Beginning balance , shares at Dec. 31, 2024	5,456,974
Net loss			(1,597,213)		(11,238)	(1,608,451)
Foreign currency translation adjustment				152,016	5,020	157,036
Convertible promissory notes convert to ordinary shares, net of issuance costs	$ 27	3,360,114				3,360,141
Convertible promissory notes convert to ordinary shares, net of issuance costs, Shares	2,731,600
Ending balance, value at Jun. 30, 2025	$ 82	94,899,354	(28,300,691)	88,382	2,023,316	68,710,443
Ending balance , shares at Jun. 30, 2025	8,188,574
Beginning balance, value at Dec. 31, 2025	$ 82	94,899,354	(78,775,516)	1,548,392	527,245	18,199,557
Beginning balance , shares at Dec. 31, 2025	8,188,574
Net loss			(15,379,802)		(452,479)	(15,832,281)
Foreign currency translation adjustment				442,615	14,560	457,175
Net loss attributable to noncontrolling interests					(452,479)	(452,479)
Ending balance, value at Jun. 30, 2026	$ 82	$ 94,899,354	$ (94,155,318)	$ 1,991,007	$ 89,326	$ 2,824,451
Ending balance , shares at Jun. 30, 2026	8,188,574